Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended
	Jun. 18, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000259777
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,660	$ 11,200	$ 11,987	$ 12,535
C000259779
Account Value [Line Items]
Accumulated Value	10,000	10,650	11,190	11,966	12,503
C000259778
Account Value [Line Items]
Accumulated Value	500,000	533,000	560,500	599,959	627,923
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,846	11,492	11,612	12,777
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,846	11,492	11,612	12,777
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	542,278	574,590	580,611	638,838
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	10,000	10,695	11,246	11,900	12,667
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	10,000	10,695	11,246	11,900	12,667
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 534,742	$ 562,308	$ 595,001	$ 633,374